2016 Omnibus Incentive Plan (Details Textual) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 08, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Omnibus Incentive Plan (Textual)
Stock options vested and outstanding		125,000
Stock options vested in period			100,000
Number of options granted		2,942,200
Options [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan		346,178	262,878	2,332,000
Exercise price of options		$ 13.8	$ 15.07	$ 1.00
Minimum [Member]
Omnibus Incentive Plan (Textual)
Stock options vested and outstanding		1,250
Stock options vesting monthly, per month			2,083
Maximum [Member]
Omnibus Incentive Plan (Textual)
Stock options vested and outstanding		37,500
Stock options vesting monthly, per month			17,000
2016 Omnibus Incentive Plan [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan			3,680,200
Exercise price of options			$ 1.80
Stock options vested and outstanding			454,656
Maximum number of shares available for issuance under the plan			5,000,000
2016 Omnibus Incentive Plan [Member] | Share Distribution [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan			2,685,200
Exercise price of options			$ 1.00
Stock options vested in period			1,705,200
Term of options		3 years	3 years
2016 Omnibus Incentive Plan [Member] | Share Distribution One [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan			945,000
Exercise price of options		$ 0.865	$ 1.25
Stock options vested in period			825,000
Term of options		4 years	4 years
Number of options granted		25,000
2016 Omnibus Incentive Plan [Member] | Share Distribution Two [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan			25,000
Exercise price of options			$ 2.00
Stock options vested in period		1,207,500	1,150,000
Term of options		8 years	8 years
2016 Plan [Member]
Omnibus Incentive Plan (Textual)
Options issued under the plan		346,178
Maximum number of shares available for issuance under the plan		5,000,000
Issuance pursuant to option grants	450,000	450,000
Options to purchase		346,178
2016 Plan [Member] | Options Granted [Member]
Omnibus Incentive Plan (Textual)
Exercise price of options		$ 0.76
Number of options granted		1,294,700
2016 Plan [Member] | Options Granted Two [Member]
Omnibus Incentive Plan (Textual)
Exercise price of options		$ 1.00
Number of options granted		2,685,200
2016 Plan [Member] | Options Granted Three [Member]
Omnibus Incentive Plan (Textual)
Exercise price of options		$ 1.25
Number of options granted		945,000
2016 Plan [Member] | Options Granted Four [Member]
Omnibus Incentive Plan (Textual)
Exercise price of options		$ 1.80
Number of options granted		25,000
2016 Plan [Member] | Options Granted Five [Member]
Omnibus Incentive Plan (Textual)
Exercise price of options		$ 2.00
Number of options granted		25,000